HinckleyAllenSnyder LLP
ATTORNEYS AT LAW
1500 Fleet Center
Providence, RI  02903-2393
Tel.  401-274-2000
Fax  401-277-9600
www.haslaw.com
June 5, 2006

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004

Re:	Nestor, Inc. Preliminary Proxy Statement CIK Code: 0000720851

Ladies and Gentlemen:

On behalf of Nestor, Inc. (the “Company”), we hereby submit via EDGAR for filing with the Securities and Exchange Commission, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934 (the “Exchange Act”), a preliminary copy of the Company’s proxy statement and form of proxy. The proxy statement contains two proposals which require filing of preliminary materials with the Commission: (1) Proposal 2, requesting approval of the issuance of a number of shares of the Company’s common stock sufficient to allow for full conversion of the Company’s Senior Secured Convertible Notes and full exercise of warrants issued in connection with the Notes (including, in each case, any shares issuable as a result of anti-dilution adjustments) in accordance with Marketplace Rule 4350(i) of the Nasdaq Stock Market; and (2) Proposal 3, requesting approval of an amendment to the Company’s Certificate of Incorporation to increase the number of shares of authorized common stock from 30,000,000 to 50,000,000. As disclosed in the proxy statement, certain stockholders who own 10,351,048 shares in the aggregate, or 50.83% of the outstanding shares of common stock have executed voting agreements pursuant to which they have agreed to vote in favor of Proposals 2 and 3.

Inquiries regarding this filing should be directed to the undersigned at (401) 274-2000 ext. 5102 or to Benjamin M. Alexander, the Company’s General Counsel, at (401) 274-5658 ext. 738.

Very truly yours,

/s/ Margaret D. Farrell
Margaret D. Farrell

MDF/lk
Enclosures
cc: Benjamin M. Alexander, Esq.